EQ ADVISORS TRUSTSM

EQ/Franklin Rising Dividends Portfolio

Multimanager Technology Portfolio

SUPPLEMENT DATED SEPTEMBER 30, 2024 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2024, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2024, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective October 1, 2024, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Nicholas P.B. Getaz, CFA® of Franklin Advisers, Inc. no longer serves as a Co-Lead Portfolio Manager for the EQ/Franklin Rising Dividends Portfolio. All references to Nicholas P.B. Getaz in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “EQ/Franklin Rising Dividends Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Franklin Advisers, Inc. (“Franklin Advisers” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Name	Title	Date Began Managing the Portfolio
Matthew Quinlan	Senior Vice President, Co-Lead Portfolio Manager and Research Analyst, Franklin Advisers	May 2019
Amritha Kasturirangan, CFA®*	Vice President, Co-Lead Portfolio Manager and Research Analyst, Franklin Advisers	October 2019
Nayan Sheth, CFA®	Vice President, Portfolio Manager and Research Analyst, Franklin Advisers	October 2019
*	Effective September 30, 2024, Amritha Kasturirangan, CFA® will become a Co-Lead Portfolio Manager of the Portfolio.

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Franklin Advisers, Inc.” is amended by deleting the second paragraph in its entirety and replacing it with the following:

Matthew Quinlan and Amritha Kasturirangan, CFA® are the members of the portfolio management team primarily responsible for the investment decisions for EQ/Franklin Rising Dividends Portfolio. Mr. Quinlan and Ms. Kasturirangan work jointly to determine investment strategy and security selection for the Portfolio. Nayan Sheth also is a member of the portfolio management team and provides support to the co-lead portfolio managers as needed.

Matthew Quinlan, is a Senior Vice President, Co-Lead Portfolio Manager and Research Analyst of Franklin Advisers. He joined Franklin Templeton Investments in 2005 as a research analyst and became a portfolio manager in 2007.

Amritha Kasturirangan, CFA® is a Vice President, Co-Lead Portfolio Manager and Research Analyst of Franklin Advisers. She joined Franklin Templeton Investments in 2009 and has been an analyst for the Rising Dividends strategy since April 2012.

Nayan Sheth, CFA® is a Vice President, Portfolio Manager and Research Analyst of Franklin Advisers. He joined Franklin Templeton Investments in 2014 and has been an analyst for the Rising Dividends strategy since January 2014.

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Effective October 1, 2024, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Eunhak Bae of Wellington Management Company LLP no longer serves as a Portfolio Manager for the Multimanager Technology Portfolio. All references to Eunhak Bae in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “Multimanager Technology Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Wellington Management Company LLP (“Wellington” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Name	Title	Date Began Managing the Portfolio
Bruce L. Glazer	Senior Managing Director, Partner and Global Industry Analyst of Wellington	December 2003
Brian Barbetta	Senior Managing Director, Partner and Global Industry Analyst of Wellington	December 2017
Tom DeLong	Managing Director and Global Industry Analyst of Wellington	December 2023
Jeremy Hartman	Managing Director and Global Industry Analyst of Wellington	October 2024

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Wellington Management Company LLP” is amended by deleting the fourth paragraph in its entirety and replacing it with the following:

Brian Barbetta, Bruce L. Glazer, Tom DeLong and Jeremy Hartman are jointly and primarily responsible for the investment decisions for the Active Allocated Portion of the Multimanager Technology Portfolio.

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Wellington Management Company LLP” is further amended by adding the following:

Jeremy Hartman, Managing Director and Global Industry Analyst, is a member of the Technology Team. His coverage includes semiconductor & semiconductor capital equipment and technology hardware sectors. Mr. Hartman joined Wellington in 2010.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Wellington Management Company LLP” is amended to include the following information:

Wellington Management Company LLP (“Wellington Management” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of August 31, 2024						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Multimanager Technology Portfolio
Jeremy Hartman	0	0	6	$175k	28	$177k	0	0	0	0	0	0

Ownership of Shares of the Portfolio as of August 31, 2024

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

Multimanager Technology Portfolio
Jeremy Hartman	X